Pension and other post-retirement benefits (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	17,919	17,233
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	14,912	14,340	13,604
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,007	2,893	2,586
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	6,524	6,010
Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,974	5,588
Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	550	422
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9,255	9,287
Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7,076	7,010
Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,179	2,277
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,140	1,936	1,904
Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,862	1,742	1,640
Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	278	194	264
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	129	256
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	147	109
Cash and cash equivalents | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,370	2,630
Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	399	394
Cash and cash equivalents | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,335	2,630
Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	66	0
Cash and cash equivalents | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	35	0
Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	333	394
Cash and cash equivalents | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,393	4,031
Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,529	1,433
Debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	415	1,137
Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	335	234
Debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,978	2,894
Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,017	1,128
Debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	177	71
Governments debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	395	987
Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	365	242
Governments debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	395	959
Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	335	234
Governments debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	28
Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	8
Governments debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,998	3,044
Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,164	1,191
Corporate debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	20	178
Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,978	2,866
Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	987	1,120
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	177	71	90
Corporate debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	177	71
Equity securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4,545	3,472
Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	613	513
Equity securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,224	1,821
Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	172	188
Equity securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,321	1,651
Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	441	325
Equity securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,689	1,632
Real estate | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	564	552
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,219	1,169	1,118
Real estate | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,125	1,080
Real estate - direct | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,123	1,078
Real estate - direct | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - direct | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,123	1,078	1,034
Real estate - direct | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,123	1,078
Real estate - indirect | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	566	554
Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	94	89
Real estate - indirect | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	564	552
Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	96	91	84
Real estate - indirect | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2	2
Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	94	89
Alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,915	2,570
Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	274	369
Alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(23)	0
Alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,178	1,908
Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	290	335
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	744	696	696
Alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	737	662
Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7	34
Private equity - alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	607	662
Private equity - alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	4
Private equity - alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	607	666	615
Private equity - alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	607	662
Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	4
Hedge funds | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,086	1,668
Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	124
Hedge funds | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,086	1,668
Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	264	94
Hedge funds | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3	30	81
Hedge funds | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3	30
Other alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	222	240
Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7	241
Other alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(23)	0
Other alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	92	240
Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	26	241
Other alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	134	0
Other alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	130	0
Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4	0
Other investments, plan assets | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	5
Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	98	95
Other investments, plan assets | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	5
Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	98	95
Other investments, plan assets | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,007	2,893	2,586
Bank | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	550	422
Bank | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,179	2,277
Bank | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	278	194	264
Bank | Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	399	394
Bank | Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	66	0
Bank | Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	333	394
Bank | Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,529	1,433
Bank | Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	335	234
Bank | Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,017	1,128
Bank | Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	177	71
Bank | Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	365	242
Bank | Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	335	234
Bank | Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	8
Bank | Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,164	1,191
Bank | Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	987	1,120
Bank | Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	177	71	90
Bank | Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	613	513
Bank | Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	172	188
Bank | Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	441	325
Bank | Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	94	89
Bank | Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	94	89	84
Bank | Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	274	369
Bank | Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(23)	0
Bank | Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	290	335
Bank | Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7	34	90
Bank | Private equity - alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	4
Bank | Private equity - alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Private equity - alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	4	9
Bank | Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	124
Bank | Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	264	94
Bank | Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3	30	81
Bank | Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7	241
Bank | Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(23)	0
Bank | Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	26	241
Bank | Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4	0
Bank | Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	98	95
Bank | Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	98	95
Bank | Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0